RISK MANAGEMENT (Details Textual) $ in Thousands		12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2017 USD ($)
Risk Management [Line Items]
Repayment term		5 to 30 years	5 to 30 years
Transfer of loans and goods to foreclosed assets and inventories		$ 331,057,000		$ 487,122,000		$ 185,042,000
Concentration of Number of economic groups		20	20
Credit exposure	$ 125,675,861,000	$ 125,675,861,000		111,135,323,000
Minimum carrying amount of loans to be individually assessed		5,000,000
Allowance for loans and advances and lease losses		88,725,000
Recovery of loans and advances and lease losses		$ 117,661,000
Percentage of debt securities not in default		100.00%	100.00%
Percentage of derivatives not in default		99.95%	99.95%
Disclosure of term of exposure	10 days
Confidence level		99.00%	99.00%
Holding period	10 days
Time duration		250 days	250 days
Adjustments for interest income		$ 9,919,699,000		9,389,915,000		$ 7,140,043,000
Interest income sensitivity in basis points		100 basis points	100 basis points
Net interest income sensitivity due to increase in basis points		$ 330,573,000
Net interest income sensitivity in foreign currency			$ 15,000,000		$ 7,000,000
Percentage of decrease in Market value of investments		29.00%	29.00%
Decrease in market value of investments		$ 146,000,000
Market value of investments				114,000,000
Contractual maturities liabilities duration		30 days	30 days
Duration of contract maturity of mortgage loans		15 and 20 years	15 and 20 years
Percentage decrease in market value		14.70%	14.70%
Decrease in structural equity investments market value		$ 21,000,000
Structural equity investment market value		$ 125,000,000		146,000,000
Period of liquidity requirements		30 days	30 days
Description of information about social interest home loans granted by financial institutions		VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 SMMLV.	VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 SMMLV.
Borrowings	$ 13,822,152,000	$ 13,822,152,000		$ 18,905,843,000
Increase in Moderate Growth Rate of Loan Portfolio		13.00%	13.00%	5.75%	5.75%
Increase in 30-Day Past Due Loan Ratio		4.49%	4.49%	3.31%	3.31%
Increase in Rate of Commercial Loans		3.39%	3.39%
Thirty Day Past Due Loan Ratio of Commercial Loans		3.39%	3.39%
Increase in Rate of Consumer Loans		15.55%	15.55%
Thirty Day Past Due Loan Ratio of Consumer Loans		5.88%	5.88%
Mortgage Loans							$ 20,510
Increase in Rate of Mortgage Loans		7.08%	7.08%
Thirty Day Past Due Loan Ratio of Mortgage Loans		7.92%	7.92%
Microcredit Portfolio							1,060
Increase in Rate of Microcredit Portfolio		0.08%	0.08%
Thirty Day Past Due Loan Ratio of Microcredit Portfolio		12.86%	12.86%
Corporate loans							111,250
Consumer loans							27,650
Currency risk [member]
Risk Management [Line Items]
Percentage of increase in total market risk		51.00%	51.00%
Risk exposure associated with instruments sharing characteristic	1,086,000,000	$ 1,086,000,000		$ 721,000,000
Foreign Subsidiaries [Member]
Risk Management [Line Items]
Minimum carrying amount of loans to be individually assessed			$ 1,500,000
Borrowings	5,000	$ 5,000					$ 1,500,000
Dollar EEUU [Member] | Bottom of range [member]
Risk Management [Line Items]
Sensitivity factor rate to currency risk exposure		5.50%	5.50%
Dollar EEUU [Member] | Top of range [member]
Risk Management [Line Items]
Sensitivity factor rate to currency risk exposure		12.49%	12.49%
Euro [Member] | Bottom of range [member]
Risk Management [Line Items]
Sensitivity factor rate to currency risk exposure		6.00%	6.00%
Euro [Member] | Top of range [member]
Risk Management [Line Items]
Sensitivity factor rate to currency risk exposure		11.00%	11.00%
Other currencies [Member] | Bottom of range [member]
Risk Management [Line Items]
Sensitivity factor rate to currency risk exposure		8.00%	8.00%
Other currencies [Member] | Top of range [member]
Risk Management [Line Items]
Sensitivity factor rate to currency risk exposure		13.02%	13.02%
United states dollars [Member]
Risk Management [Line Items]
Percentage of increase in net position of currency		27.39%	27.39%
Economic group [Member]
Risk Management [Line Items]
Credit exposure	$ 19,200,000	$ 19,200,000		$ 17,300,000